Amounts Due from Related Parties (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due from related parties	$ 31,085,548	$ 8,924,824
Wanjia Win-Win Assets Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	8,330,419	3,005,600
Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	3,731,866	856,879
Gopher Capital GP
Related Party Transaction [Line Items]
Amounts due from related parties	3,535,483	738,725
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	3,264,336	2,704,988
Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	2,244,540	729,933
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,494,061
Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,054,369	778,562
Gopher Nuobao Asset Management Company Limited
Related Party Transaction [Line Items]
Amounts due from related parties	174,865
Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,057	1,082
Shanghai Nuobang Asset Management Company Limited
Related Party Transaction [Line Items]
Amounts due from related parties	280
Yiwu Xinguang Equity Investment Fund Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	7,254,174
Tianjin Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	$ 98	$ 109,055